CHRISTIAN STEWARDSHIP FUNDS
                                 Bond Index Fund
                           Large Cap Equity Index Fund
                           Small Cap Equity Index Fund
                            International Index Fund
                (Series of Capstone Christian Values Fund, Inc.)

                         Supplement dated April 19, 2002
                       To Prospectus dated August 28, 2001

The Christian Stewardship Small Cap Equity Index Fund and the Christian Stewardship International Index Fund ("Funds") described in this prospectus have never been offered to the public. Management of the Funds has decided that the Funds will not be opened. Therefore they are not available to investors.


                THIS SUPPLEMENT IS PROVIDED TO UPDATE, AND SHOULD
               BE READ IN CONJUNCTION WITH THE FUNDS' PROSPECTUS.
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                           CHRISTIAN STEWARDSHIP FUNDS
                                 Bond Index Fund
                           Large Cap Equity Index Fund
                           Small Cap Equity Index Fund
                            International Index Fund
                (Series of Capstone Christian Values Fund, Inc.)

                         Supplement dated April 19, 2002
           To Statement of Additional Information dated August 28, 2001

The Christian Stewardship Small Cap Equity Index Fund and the Christian Stewardship International Index Fund ("Funds") described in this Statement of Additional Information have never been offered to the public. Management of the Funds has decided that the Funds will not be opened. Therefore they are not available to investors.


                THIS SUPPLEMENT IS PROVIDED TO UPDATE, AND SHOULD
                     BE READ IN CONJUNCTION WITH THE FUNDS'
                      STATEMENT OF ADDITIONAL INFORMATION.
                        PLEASE RETAIN THIS SUPPLEMENT FOR
                                FUTURE REFERENCE.